OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME/(EXPENSES)

7.	OTHER OPERATING INCOME/(EXPENSES)

	2024	2023	2022
Government grants and gains on subsidies loans	1,764.8	1,573.2	1,289.3
Prior year credits/(debits)	209.6	218.0	1,013.9
(Additions to)/reversals of provisions	(69.3)	(77.7)	(77.2)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	121.3	86.4	88.8
Other operating income/(expenses), net	430.9	229.0	199.1
Total	2,457.3	2,028.9	2,513.9

Accounting policies

The Company recognizes, in the other operating income/(expenses) line item, government incentives granted in the form of rate reductions, calculation basis reductions, financing or subsidized loans, presumed credits, and partial reductions of state taxes payable in Brazil.

Government grants are not recognized until there is reasonable assurance that the Company and its subsidiaries in Brazil will meet the respective conditions and obligations.